SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Stock-Based Compensation (Details) - Stock Options [Member]	12 Months Ended
Dec. 31, 2021
Stock-Based Compensation [Abstract]
Vesting period	4 years
Term	10 years